Investments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Summary of Investments
For the years ended December 31, 2024 and 2023, the Company had the following investment:

	2024	2023
Investment in PrairieSky Royalty Ltd.	$—	$525
The gain from the investment in PrairieSky was comprised as follows:

	2024	2023	2022
Gain from investment	$(50)	$(34)	$(182)
Dividend income	(6)	(22)	(14)
	$(56)	$(56)	$(196)